Fees Summary	Aug. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,444,000.00
Previously Paid Amount	0.00
Total Fee Amount	833.48
Total Offset Amount	0.00
Net Fee	833.48
Narrative - Max Aggregate Offering Price	$ 5,444,000.00
Final Prospectus	true